Derivative Liabilities: Schedule of Derivative Liabilities at Fair Value (Details) - USD ($)		Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Details
Derivative liabilities	[1]	$ 542,294
Derivative Liability, Noncurrent		$ 1,072,452

[1]	See Derivative Liabilities Note